Accumulated Other Comprehensive Income (Loss) - Changes in OCI Components Before- and After-tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, after Tax
Net changer, after Tax	$ (1,580)	$ 4,149	$ (7,490)
Debit Valuation Adjustments, Before Tax
Net change in fair value, before Tax	436
Net realized losses reclassified into earnings, before Tax	556
Net change, before Tax	992
Debit Valuation Adjustments, Tax
Net change in fair value, Tax	(166)
Net realized losses reclassified into earnings, Tax	(211)
Net change, Tax	(377)
Debit Valuation Adjustments, After Tax
Net change in fair value, after Tax	270
Net realized losses reclassified into earnings, after Tax	345
Net change, after Tax	615
Derivatives, before Tax
Net change in fair value, before Tax	55	195	156
Net realized losses reclassified into earnings, before Tax	883	760	773
Net change, before Tax	938	955	929
Derivatives, Tax
Net change in fair value, Tax	(22)	(54)	(51)
Net realized losses reclassified into earnings, Tax	(332)	(285)	(286)
Net change, Tax	(354)	(339)	(337)
Derivatives, after Tax
Net change in fair value, after Tax	33	141	105
Net realized losses reclassified into earnings, after Tax	551	475	487
Net change, after Tax	584	616	592
Employee benefit plans, before Tax
Net increase in fair value, before tax	408	(1,629)	2,985
Net realized losses reclassified into earnings, before Tax	169	55	237
Settlements and curtailments, before Tax	1	(1)	46
Net change, before Tax	578	(1,575)	3,268
Employee benefit plans, Tax
Net increase in fair value, tax	(121)	614	(1,128)
Net realized losses reclassified into earnings, Tax	(62)	(23)	(79)
Settlements and curtailments, Tax	(1)	41	(12)
Net change, Tax	(184)	632	(1,219)
Employee benefit plans, after Tax
Net increase in fair value, after tax	287	(1,015)	1,857
Net realized losses reclassified into earnings, after Tax	107	32	158
Settlements and curtailments, after Tax	0	40	34
Net change, after Tax	394	(943)	2,049
Foreign currency, before Tax
Net increase (decrease) in fair value, before Tax	600	714	244
Net realized (gains) losses reclassified into earnings, before Tax	(38)	20	138
Net change, before tax	562	734	382
Foreign currency, Tax
Net increase (decrease) in fair value, Tax	(723)	(879)	(384)
Net realized losses reclassified into earnings, Tax	38	(12)	(133)
Net change, Tax	(685)	(891)	(517)
Foreign currency, after Tax
Net increase (decrease) in fair value, after Tax	(123)	(165)	(140)
Net realized losses reclassified into earnings, after Tax	0	8	5
Net change, after tax	(123)	(157)	(135)
Other comprehensive income (loss), net-of-tax:
Other Comprehensive Income (Loss), before Tax	521	6,747	(7,311)
Other comprehensive income (loss), tax	(631)	(3,082)	2,327
Other comprehensive income (loss)	(110)	3,665	(4,984)
Debt securities
Available-for-sale Securities, before Tax
Net change in fair value, before Tax	(1,564)	8,064	(9,791)
Net realized gains reclassified into earnings, before Tax	(1,057)	(1,465)	(1,360)
Net change, before Tax	(2,621)	6,599	(11,151)
Available-for-sale Securities, Tax
Net change in fair value, Tax	595	(3,027)	3,610
Net realized gains reclassified into earnings, Tax	401	556	517
Net change, Tax	996	(2,471)	4,127
Available-for-sale Securities, after Tax
Net change in fair value, after Tax	(969)	5,037	(6,181)
Net realized gains reclassified into earnings, after Tax	(656)	(909)	(843)
Net changer, after Tax	(1,625)	4,128	(7,024)
Equity securities
Available-for-sale Securities, before Tax
Net change in fair value, before Tax	72	34	32
Net realized gains reclassified into earnings, before Tax	0	0	(771)
Net change, before Tax	72	34	(739)
Available-for-sale Securities, Tax
Net change in fair value, Tax	(27)	(13)	(12)
Net realized gains reclassified into earnings, Tax	0	0	285
Net change, Tax	(27)	(13)	273
Available-for-sale Securities, after Tax
Net change in fair value, after Tax	45	21	20
Net realized gains reclassified into earnings, after Tax	0	0	(486)
Net changer, after Tax	$ 45	$ 21	$ (466)